Categories of Financial Instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Categories of Financial Instruments
34.	Categories of Financial Instruments

(1)	Financial assets by category as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021
	Financial assets at FVTPL		Equity instruments at FVOCI	Debt instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents	￦	505,578	—	—	367,153	—	872,731
Financial instruments		389,368	—	—	119,684	—	509,052
Short-term investment securities		5,010	—	—	—	—	5,010
Long-term investment securities(*)		203,473	1,510,428	1,177	—	—	1,715,078
Accounts receivable — trade		—	—	—	1,921,617	—	1,921,617
Loans and other receivables		459,959	—	—	735,958	—	1,195,917
Derivative financial assets		34,933	—	—	—	182,661	217,594

	￦	1,598,321	1,510,428	1,177	3,144,412	182,661	6,436,999

(*)	The Group designated  ~~￦~~  1,510,428 million of equity instruments that are not held for trading as financial assets at FVOCI.

(In millions of won)
	December 31, 2020
	Financial assets at FVTPL		Equity instruments at FVOCI	Debt instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents(*1)	￦	539,372	—	—	830,281	—	1,369,653
Financial instruments(*1)		1,122,251	—	—	305,594	—	1,427,845
Short-term investment securities		150,392	—	—	—	—	150,392
Long-term investment securities(*2)		193,396	1,454,361	1,080	—	—	1,648,837
Accounts receivable — trade		—	—	—	2,214,353	—	2,214,353
Loans and other receivables		517,175	—	—	1,220,828	—	1,738,003
Derivative financial assets		99,559	—	—	—	65,136	164,695

	￦	2,622,145	1,454,361	1,080	4,571,056	65,136	8,713,778

(*1)	Some of the financial assets measured at amortized cost were reclassified to financial assets measured at FVTPL.
(*2)	The Group designated  ~~￦~~  1,454,361 million of equity instruments that are not held for trading as financial assets at FVOCI.

(2)	Financial liabilities by category as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Derivatives hedging instrument	Total
Accounts payable — trade	￦	—	190,559	—	190,559
Derivative financial liabilities		321,025	—	111	321,136
Borrowings		—	407,185	—	407,185
Debentures		—	8,426,683	—	8,426,683
Lease liabilities(*)		—	1,534,282	—	1,534,282
Accounts payable — other and others		—	5,524,692	—	5,524,692

	￦	321,025	16,083,401	111	16,404,537

(In millions of won)
	December 31, 2020
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Derivatives hedging instrument	Total
Accounts payable — trade	￦	—	372,909	—	372,909
Derivative financial liabilities		333,099	—	42,061	375,160
Borrowings		—	2,138,922	—	2,138,922
Debentures		—	8,579,743	—	8,579,743
Lease liabilities(*)		—	1,436,777	—	1,436,777
Accounts payable — other and others		—	6,051,550	—	6,051,550

	￦	333,099	18,579,901	42,061	18,955,061

(*)
Lease liabilities are not applicable on category of financial liabilities, but are classified as financial liabilities measured at amortized cost on consideration of nature for measurement of liabilities.